INCOME TAXES	6 Months Ended
Jun. 30, 2026
Disclosure Of Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The company's effective income tax rate was (4.9)% and (0.5)% for the three and six months ended June 30, 2026 (2025: 0.1% and (0.4)%). The effective tax rate is different than the statutory rate primarily due to the non-deductible remeasurement of exchangeable shares and dividends presented as interest expense, rate differentials, changes in tax assets not recognized and non-controlling interest income not subject to tax.